INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares Ordinary shares - Class A	Ordinary shares Ordinary shares - Class B	Additional Paid-in Capital	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2023				8,452,260	2,780,570
Balance at beginning of period at Dec. 31, 2023	$ 78,075			$ 0	$ 0	$ 914,211	$ (836,136)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)				2,354,937
Issuance of Ordinary shares, net	14,370					14,370
Exercise of options and vesting of RSUs (in shares)				318,790
Share-based compensation	6,408					6,408
Net loss	(35,970)						(35,970)
Balance at end of period (in shares) at Jun. 30, 2024				11,125,987	2,780,570
Balance at end of period at Jun. 30, 2024	62,883			$ 0	$ 0	934,989	(872,106)
Balance at beginning of period (in shares) at Dec. 31, 2024		19,478,877	2,780,570	19,478,877	2,780,570
Balance at beginning of period at Dec. 31, 2024	23,128			$ 0	$ 0	971,018	(947,890)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)				8,595,807
Issuance of Ordinary shares, net	34,361					34,361
Exercise of options and vesting of RSUs (in shares)				367,359
Exercise of options and vesting of RSUs	1					1
Share-based compensation	2,773					2,773
Net loss	(24,314)						(24,314)
Balance at end of period (in shares) at Jun. 30, 2025		28,442,043	2,780,570	28,442,043	2,780,570
Balance at end of period at Jun. 30, 2025	$ 35,949			$ 0	$ 0	$ 1,008,153	$ (972,204)